1. Description of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		63 Months Ended	174 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Dec. 31, 2016	Apr. 30, 2014
State of incorporation			Nevada
Date of incorporation			Jul. 01, 2002
Equity method investment ownership percentage									95.00%
Percentage of shareholder					5.00%			5.00%	5.00%
Net loss	$ (984,330)	$ (393,209)	$ (4,044,171)	$ (3,629,530)	$ (855,886)	$ (6,939,490)	$ (44,222,918)	$ (40,188,414)
UPT Minority Owner [Member]
Equity method investment ownership percentage									95.00%
Percentage of shareholder	5.00%		5.00%				5.00%		5.00%